Reconciliation of loss after income tax to net cash used in operating activities	6 Months Ended
Dec. 31, 2025
Reconciliation of loss after income tax to net cash used in operating activities [Abstract]
Reconciliation of loss after income tax to net cash used in operating activities
Note 7. Reconciliation of loss after income tax to net cash used in operating activities

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000

Loss after income tax expense for the period	(4,070)	(9,554)

Adjustments for:
Depreciation	177	277
Exploration expenditure written off	-	37
Share-based payments	1,102	3,164
Net foreign exchange differences - unrealised	(19)	(45)
Interest income	(308)	(681)
Interest expense	8	26
Interest paid	-	(17)

Change in operating assets and liabilities:
Decrease/(increase) in receivables	(409)	127
Increase/(decrease) in provision for employee benefits	(158)	34
Increase/(decrease) in accounts payable	608	(173)

Net cash used in operating activities	(3,069)	(6,805)